Gallery Trust
Mondrian International Value Equity Fund
                                                  January 31, 2021 (Unaudited)

COMMON STOCK — 98.6%

	Number of	Value
	Shares	(U.S. $)
AUSTRALIA — 0.8%
QBE Insurance Group Ltd	763,308	$4,641,681
Total Australia		4,641,681

DENMARK — 1.1%
ISS A/S *	385,274	6,631,217
Total Denmark		6,631,217

FRANCE — 8.0%
Cie de Saint-Gobain SA	352,725	17,529,960
Dassault Aviation SA *	3,422	3,598,688
Sanofi SA	203,201	19,094,314
Societe Generale SA *	350,609	6,540,394
Total France		46,763,356

GERMANY — 8.5%
Allianz SE	68,605	15,483,869
Continental AG	136,259	19,073,141
Evonik Industries AG	456,332	14,999,367
Total Germany		49,556,377

HONG KONG — 7.1%
CK Hutchison Holdings Ltd	2,686,500	18,521,934
Jardine Matheson Holdings Ltd	151,115	8,697,413
WH Group Ltd	17,840,500	14,456,713
Total Hong Kong		41,676,060

ITALY — 4.2%
Enel SpA	1,443,387	14,299,322
Eni SpA	955,387	9,636,866
Snam SpA	88,906	466,066
Total Italy		24,402,254

JAPAN — 28.4%
Coca-Cola Bottlers Japan Holdings Inc	499,400	7,536,004
FUJIFILM Holdings Corp	298,900	17,073,721
Fujitsu Ltd	62,200	9,504,180

Gallery Trust
Mondrian International Value Equity Fund
                                                  January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
JAPAN (continued)
Honda Motor Co Ltd	566,800	$14,877,985
Isuzu Motors Ltd	120,900	1,148,910
Kyocera Corp	274,800	17,583,833
Mitsubishi Electric Corp	807,500	12,323,564
Nippon Telegraph & Telephone Corp	532,800	13,302,026
Otsuka Holdings Co Ltd	269,400	11,506,075
Sekisui Chemical Co Ltd	590,600	10,654,952
Sony Corp	133,100	12,704,587
Takeda Pharmaceutical Co Ltd	434,400	15,337,044
Tokio Marine Holdings Inc	212,752	10,449,249
Toyota Industries Corp	153,200	12,025,964
Total Japan		166,028,094

NETHERLANDS — 3.0%
Royal Dutch Shell PLC Class B	991,696	17,307,753
Total Netherlands		17,307,753

SINGAPORE — 3.8%
Singapore Telecommunications Ltd	3,076,402	5,454,840
United Overseas Bank Ltd	958,940	16,845,240
Total Singapore		22,300,080

SPAIN — 4.4%
Banco Santander SA	5,394,980	15,780,431
Naturgy Energy Group SA	373,625	9,658,372
Total Spain		25,438,803

SWEDEN — 2.4%
Telia Co AB	3,132,483	13,739,366
Total Sweden		13,739,366

SWITZERLAND — 5.2%
ABB Ltd	403,130	11,865,085
Novartis AG	151,376	13,674,441

Gallery Trust
Mondrian International Value Equity Fund
                                                  January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
SWITZERLAND (continued)
Zurich Insurance Group AG	11,691	$4,663,521
Total Switzerland		30,203,047

TAIWAN — 3.1%
Taiwan Semiconductor Manufacturing Co Ltd	877,000	18,273,207
Total Taiwan		18,273,207

UNITED KINGDOM — 18.6%
BP PLC	3,148,293	11,691,091
GlaxoSmithKline PLC	956,587	17,730,180
Kingfisher PLC *	3,369,623	12,777,881
Lloyds Banking Group PLC *	29,215,015	13,151,116
SSE PLC	940,676	19,094,275
Tesco PLC	4,551,540	14,891,883
Travis Perkins PLC *	328,802	6,057,799
WPP PLC	1,269,636	13,268,720
Total United Kingdom		108,662,945

Total Common Stock
(Cost $561,184,644)		575,624,240
Total Value of Securities — 98.6%
(Cost $561,184,644)		$575,624,240

Percentages are based on Net Assets of $584,026,993.

*	Non-income producing security.

Ltd. — Limited
PLC — Public Limited Company

As of January 31, 2021, all of the Fund's investments were considered Level 2, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.
MON-QH-001-1000

Gallery Trust

Mondrian Emerging Markets Value Equity Fund
January 31, 2021 (Unaudited)

COMMON STOCK — 92.4%

	Number of	Value
	Shares	(U.S. $)
BRAZIL — 4.0%
Hypera SA *	38,700	$229,736
Itau Unibanco Holding SA ADR	37,862	197,640
Suzano Papel e Celulose SA *	17,700	200,376
Total Brazil		627,752

CHINA — 38.3%
Alibaba Group Holding Ltd *	38,192	1,211,289
Baidu Inc ADR *	2,434	572,039
China Medical System Holdings Ltd	138,000	198,227
China Merchants Bank Co Ltd Class H	80,000	612,450
CSPC Pharmaceutical Group	465,520	474,423
Gree Electric Appliances of Zhuhai Class A	15,300	133,005
Hengan International Group Co Ltd	25,500	182,534
Jiangsu Yanghe Brewery Joint-Stock Class A	4,112	129,339
LONGi Green Energy Technology Class A	22,000	365,853
Midea Group Co Ltd Class A	28,403	422,301
Ping An Insurance Group Co of China Ltd Class H	63,000	740,088
Tencent Holdings Ltd	8,500	748,430
Tingyi Cayman Islands Holding Corp Class H	152,000	302,736
Total China		6,092,714

HONG KONG — 6.1%
NetEase Inc	29,886	684,145
WH Group Ltd	343,000	277,944
Total Hong Kong		962,089

INDIA — 10.0%
HCL Technologies Ltd	31,508	394,741
Housing Development Finance Corp Ltd	13,170	428,719
Infosys Ltd Sponsored ADR	18,903	319,082
Reliance Industries Ltd	17,963	454,089
Total India		1,596,631

Gallery Trust

Mondrian Emerging Markets Value Equity Fund
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
INDONESIA — 1.6%
Bank Rakyat Indonesia Persero Tbk PT	877,700	$261,522
Total Indonesia		261,522

MEXICO — 1.1%
Grupo Financiero Banorte SAB de CV Class O *	36,127	179,939
Total Mexico		179,939

NETHERLANDS — 2.2%
Unilever NV	5,915	343,876
Total Netherlands		343,876

PERU — 1.3%
Credicorp Ltd	1,385	208,207
Total Peru		208,207

RUSSIA — 1.9%
LUKOIL PJSC Sponsored ADR	4,233	302,363
Total Russia		302,363

SOUTH AFRICA — 2.4%
Mondi PLC	16,269	383,956
Total South Africa		383,956

SOUTH KOREA — 3.3%
Korea Zinc Co Ltd	102	36,844
LG Chem Ltd	45	36,794
Samsung Electronics Co Ltd	2,272	165,960
Samsung Fire & Marine Insurance Co Ltd	809	121,447
Shinhan Financial Group Co Ltd *	5,752	157,362
Total South Korea		518,407

TAIWAN — 17.1%
ASE Technology Holding Co Ltd	94,000	307,804
CTBC Financial Holding Co Ltd	201,000	136,245
Delta Electronics Inc	26,000	261,952
Hon Hai Precision Industry Co Ltd	133,000	528,353

Gallery Trust

Mondrian Emerging Markets Value Equity Fund
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
TAIWAN (continued)
Taiwan Semiconductor Manufacturing Co Ltd	71,000	$1,479,359
Total Taiwan		2,713,713

UNITED KINGDOM — 1.0%
Polymetal International Inc	7,540	163,385
Total United Kingdom		163,385

UNITED STATES — 2.1%
Consumer Discretionary — 0.8%
Yum China Holdings	2,372	134,516

Information Technology — 0.3%
Micron Technology Inc *	636	49,780

Materials — 1.0%
Barrick Gold Corp US	7,230	161,735

Total United States		346,031

Total Common Stock
(Cost $10,600,490)		14,700,585

PREFERRED STOCK — 6.7%

SOUTH KOREA — 6.7%
LG Chemical**	274	114,223
Samsung Electronics Co Ltd**	14,598	951,503
		1,065,726
Total Preferred Stock
(Cost $589,870)		1,065,726
Total Value of Securities — 99.1%
(Cost $11,190,360)		$15,766,311

Percentages are based on Net Assets of $15,908,710.

Gallery Trust

Mondrian Emerging Markets Value Equity Fund
January 31, 2021 (Unaudited)

*	Non-income producing security.
**	There is currently no rate available.

ADR — American Depositary Receipt
CV — Convertible Security
Ltd. — Limited
PLC — Public Limited Company

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$627,752	$—	$—	$627,752
China	572,039	5,520,675	—	6,092,714
Hong Kong	—	962,089	—	962,089
India	319,082	1,277,549	—	1,596,631
Indonesia	—	261,522	—	261,522
Mexico	179,939	—	—	179,939
Netherlands	—	343,876	—	343,876
Peru	208,207	—	—	208,207
Russia	302,363	—	—	302,363
South Africa	—	383,956	—	383,956
South Korea	—	518,407	—	518,407
Taiwan	—	2,713,713	—	2,713,713
United Kingdom	—	163,385	—	163,385
United States	346,031	—	—	346,031
Total Common Stock	2,555,413	12,145,172	—	14,700,585
Preferred Stock	—	1,065,726	—	1,065,726
Total Investments in Securities	$2,555,413	$13,210,898	$—	$15,766,311

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.
MON-QH-001-1000

Gallery Trust
Mondrian International Government Fixed Income Fund
 January 31, 2021 (Unaudited)

GLOBAL BONDS — 98.8%

	Face Amount (Local Currency)		Value (U.S. $)
AUSTRALIA — 3.0%
Australia Government Bond
5.750%, 05/15/21	AUD	155,000	$120,372
4.750%, 04/21/27	AUD	270,000	258,915
3.250%, 04/21/25	AUD	226,000	194,382
3.000%, 03/21/47	AUD	190,000	172,826
Total Australia			746,495

AUSTRIA — 4.4%
Republic of Austria Government Bond
6.250%, 07/15/27	EUR	610,000	1,072,972
Total Austria			1,072,972

BELGIUM — 4.8%
Kingdom of Belgium Government Bond
1.000%, 06/22/26 (A)	EUR	900,000	1,187,987
Total Belgium			1,187,987

CANADA — 2.0%
Canadian Government Bond
2.000%, 09/01/23	CAD	350,000	286,391
1.500%, 06/01/26	CAD	200,000	164,712
0.750%, 09/01/21	CAD	50,000	39,257
Total Canada			490,360

FINLAND — 4.2%
Finland Government Bond
0.500%, 09/15/27 (A)	EUR	799,000	1,039,145
Total Finland			1,039,145

FRANCE — 4.0%
French Republic Government Bond OAT
1.500%, 05/25/31	EUR	520,000	747,264
0.500%, 05/25/25	EUR	195,000	248,455
Total France			995,719

Gallery Trust
Mondrian International Government Fixed Income Fund
 January 31, 2021 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (Local Currency)		Value (U.S. $)
GERMANY — 14.7%
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/44	EUR	250,000	$500,291
0.250%, 02/15/29	EUR	493,156	642,276
0.000%, 08/15/30 (B)	EUR	586,000	751,824
Bundesschatzanweisungen
0.000%, 09/16/22 (B)	EUR	500,000	613,855
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	105,000,000	1,118,366
Total Germany			3,626,612

ITALY — 12.2%
Italy Buoni Poliennali Del Tesoro
4.750%, 09/01/44 (A)	EUR	200,000	407,825
2.950%, 09/01/38 (A)	EUR	600,000	937,419
2.000%, 02/01/28	EUR	650,000	880,466
1.450%, 05/15/25	EUR	308,000	397,414
0.050%, 04/15/21	EUR	303,000	368,065
Total Italy			2,991,189

JAPAN — 21.9%
Japan Government Ten Year Bond
0.100%, 06/20/26	JPY	56,000,000	540,582
Japan Government Thirty Year Bond
2.400%, 12/20/34	JPY	90,000,000	1,113,269
0.300%, 06/20/46	JPY	140,100,000	1,248,816
Japan Government Twenty Year Bond
1.600%, 06/20/30	JPY	107,000,000	1,172,255
0.200%, 06/20/36	JPY	120,000,000	1,128,925
Japan Government Two Year Bond
0.100%, 09/01/22	JPY	20,000,000	191,612
Total Japan			5,395,459

MALAYSIA — 2.2%
Malaysia Government Bond
4.254%, 05/31/35	MYR	900,000	244,308

Gallery Trust
Mondrian International Government Fixed Income Fund
 January 31, 2021 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (Local Currency)		Value (U.S. $)
MALAYSIA (continued)
4.181%, 07/15/24	MYR	1,113,000	$295,421
Total Malaysia			539,729

MEXICO — 3.0%
Mexican Bonos
8.500%, 11/18/38	MXN	423,000	25,206
8.500%, 05/31/29	MXN	2,250,000	133,983
8.000%, 11/07/47	MXN	10,000,000	568,072
Total Mexico			727,261

NETHERLANDS — 4.7%
Netherlands Government Bond
5.500%, 01/15/28	EUR	94,056	163,620
2.750%, 01/15/47 (A)	EUR	250,000	530,882
0.500%, 01/15/40 (A)	EUR	250,000	342,276
0.250%, 07/15/29 (A)	EUR	100,000	129,340
Total Netherlands			1,166,118

SUPRANATIONAL — 13.8%
Asian Development Bank
2.350%, 06/21/27	JPY	100,000,000	1,110,521
European Financial Stability Facility
0.950%, 02/14/28	EUR	890,000	1,188,794
European Investment Bank
2.150%, 01/18/27	JPY	100,000,000	1,086,331
Total Supranational			3,385,646

UNITED KINGDOM — 3.9%
United Kingdom Gilt
4.500%, 09/07/34	GBP	90,000	187,153

Gallery Trust
Mondrian International Government Fixed Income Fund
 January 31, 2021 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (Local Currency)		Value (U.S. $)
UNITED KINGDOM (continued)
4.250%, 09/07/39	GBP	350,000	$771,246
Total United Kingdom			958,399

Total Global Bonds
(Cost $21,833,947)			24,323,091

Total Value of Securities — 98.8%
(Cost $21,833,947)			$24,323,091

A list of the open forward foreign currency exchange contracts held by the Fund at January 31, 2021 is as follows:

						Unrealized
						Appreciation
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		(Depreciation
Brown Brothers Harriman	4/30/2021	USD	1,501,179	GBP	1,095,000	$(157)
Brown Brothers Harriman	4/30/2021	USD	491,347	NOK	4,239,000	3,411
Brown Brothers Harriman	4/30/2021	USD	494,420	PLN	1,856,000	4,367
Brown Brothers Harriman	4/30/2021	AUD	978,500	USD	753,151	4,963
Brown Brothers Harriman	4/30/2021	JPY	165,944,000	USD	1,599,291	13,490
Brown Brothers Harriman	4/30/2021	EUR	100,500	USD	121,995	(207)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						$25,867

Percentages are based on Net Assets of $24,623,903.

(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of securities as of January 31, 2021 was $4,574,874 and represents 18.6% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
PLN — Polish Zloty
USD — United States Dollar

Gallery Trust
Mondrian International Government Fixed Income Fund
 January 31, 2021 (Unaudited)

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$24,323,091	$—	$24,323,091
Total Investments in Securities	$—	$24,323,091	$—	$24,323,091

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$26,231	$—	$26,231
Unrealized Depreciation	—	(364)	—	(364)
Total Other Financial Instruments	$—	$25,867	$—	$25,867

* Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Amounts designated as “—”are $0 or have been rounded to $0.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.
MON-QH-001-1000

Gallery Trust
Mondrian U.S. Small Cap Equity Fund
January 31, 2021 (Unaudited)

COMMON STOCK — 100.2%

	Number of	Value
	Shares	(U.S. $)
UNITED STATES — 100.2%
Energy — 2.1%
Enviva Partners	604	$30,091

Financials — 7.1%
Houlihan Lokey Inc Class A	490	31,776
Moelis & Company Class A	752	37,382
Prog Holdings *	663	31,280
		100,438
Health Care — 5.0%
AMN Healthcare Services Inc *	455	32,815
iRadimed Corp *	1,528	37,803
		70,618
Industrials — 38.0%
AAR Corp *	990	33,215
Astronics Corp *	3,007	37,467
Barnes Group Inc	557	26,775
Curtiss-Wright	277	28,750
Donaldson Company Inc	247	14,682
Douglas Dynamics Inc	902	36,801
EnerSys	505	41,526
GrafTech International Ltd	4,169	40,439
Kforce Inc	845	36,039
Luxfer Holdings PLC	2,670	43,975
McGrath RentCorp	548	38,245
MSC Industrial Direct Class A	531	41,190
Parsons Corp *	856	30,525
Regal Beloit Corp	220	27,606
Timken Company	359	27,162
US Ecology Inc *	944	31,152
		535,549

Gallery Trust
Mondrian U.S. Small Cap Equity Fund
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
UNITED STATES (continued)
Information Technology — 24.1%
Amkor Technology	2,232	$34,640
Avnet Inc	1,197	42,266
CMC Materials Inc	270	39,774
Comtech Telecommunications Corp	1,478	31,541
FLIR Systems Inc	714	37,164
Maximus Inc	482	36,179
NIC Inc	1,461	39,330
Science Applications International	320	30,730
Vishay Intertechnology Inc	2,188	47,151
		338,775
Materials — 16.5%
AptarGroup Inc	288	38,295
Avient Corp	1,105	42,465
Glatfelter Corp	2,113	33,068
Graphic Packaging Holding Co	2,431	38,070
Greif Class A	820	37,031
Innospec Inc	487	42,754
		231,683
Real Estate — 7.4%
Global Medical Inc REIT	2,397	30,058
Landmark Infrastructure Partners LP	3,258	37,662
Physicians Realty Trust REIT	2,036	35,895
		103,615
Total United States		1,410,769

Total Common Stock
(Cost $1,238,850)		1,410,769

Total Value of Securities — 100.2%
(Cost $1,238,850)		$1,410,769

Gallery Trust
Mondrian U.S. Small Cap Equity Fund
January 31, 2021 (Unaudited)

Percentages are based on Net Assets of $1,408,308.

*	Non-income producing security.

LP — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

As of January 31, 2021, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.
For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.
MON-QH-001-1000

Gallery Trust
Mondrian Global Listed Infrastructure Fund
January 31, 2021 (Unaudited)

COMMON STOCK — 99.5%

	Number of	Value
	Shares	(U.S. $)
CANADA — 8.3%
Emera Inc	1,499	$62,679
Enbridge Inc	1,965	66,015
Total Canada

CHILE — 3.8%
Enel Americas SA	385,923	58,040
Total Chile		58,040

CHINA — 7.9%
Guangdong Investment Ltd	38,000	66,723
Jiangsu Expressway Co Ltd Class H	48,000	55,735
Total China		122,458

FRANCE — 8.5%
Rubis SCA	1,289	58,504
Veolia Environnement SA	2,714	72,594
Total France		131,098

INDIA — 4.0%
Power Grid Corp of India Ltd	24,361	61,525
Total India		61,525

ITALY — 7.0%
Atlantia SpA *	3,297	52,393
Snam SpA	10,735	56,275
Total Italy		108,668

MEXICO — 7.0%
Aeroportuario Centro Norte SAB de CV B Class B *	9,506	55,610
Promotora y Operadora de Infraestructura *	7,028	52,994
Total Mexico		108,604

PORTUGAL — 4.4%
EDP - Energias de Portugal SA	10,810	67,797
Total Portugal		67,797

Gallery Trust
Mondrian Global Listed Infrastructure Fund
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
SPAIN — 4.4%
Naturgy Energy Group SA	2,645	$68,374
Total Spain		68,374

UNITED KINGDOM — 4.4%
SSE PLC	3,363	68,264
Total United Kingdom		68,264

UNITED STATES — 39.8%
Energy — 3.8%
Williams Co Inc	2,720	57,746

Health Care — 4.1%
HCA Healthcare	393	63,855

Real Estate — 4.2%
American Tower REIT	287	65,252

Utilities — 27.7%
Dominion Energy	595	43,369
Duke Energy Corp	649	61,006
Edison International	975	56,706
Evergy Inc	1,109	59,587
OGE Energy	1,733	52,891
Pinnacle West Capital	641	48,235
PPL Corporation	2,399	66,380

Gallery Trust
Mondrian Global Listed Infrastructure Fund
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
UNITED STATES (continued)
Utilities (continued)
Xcel Energy Inc	612	$39,162
		427,336
Total United States		614,189

Total Common Stock
(Cost $1,440,725)		1,537,711

Total Value of Securities — 99.5%
(Cost $1,440,725)		$1,537,711

Percentages are based on Net Assets of $1,545,681.

*	Non-income producing security.

CV — Convertible Security
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$909,527	$628,184	$—	$1,537,711
Total Investments in Securities	$909,527	$628,184	$—	$1,537,711

For the period ended January 31, 2021, there were no transfers in or out of Level 3.
For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.
MON-QH-001-1000

Gallery Trust
Mondrian Global Equity Value Fund
January 31, 2021 (Unaudited)

COMMON STOCK — 94.9%

	Number of	Value
	Shares	(U.S. $)
BRAZIL — 1.7%
Hypera SA *	12,300	$73,017
Total Brazil		73,017

CHINA — 5.3%
Alibaba Group Holding Ltd *	3,200	101,490
CSPC Pharmaceutical Group	54,000	55,033
Ping An Insurance Group Co of China Ltd Class H	6,000	70,485
Total China		227,008

DENMARK — 0.2%
ISS A/S *	592	10,189
Total Denmark		10,189

FRANCE — 5.5%
Sanofi SA	1,305	122,628
Thales SA	1,254	112,868
Total France		235,496

GERMANY — 2.3%
Continental AG	701	98,124
Total Germany		98,124

HONG KONG — 3.1%
NetEase Inc	2,800	64,097
WH Group Ltd	82,500	66,852
Total Hong Kong		130,949

INDIA — 1.7%
Infosys Ltd Sponsored ADR	2,106	35,549
Reliance Industries GDR	735	37,490
Total India		73,039

ITALY — 1.9%
Enel SpA	8,079	80,037
Total Italy		80,037

Gallery Trust
Mondrian Global Equity Value Fund
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
JAPAN — 13.4%
Kyocera Corp	1,700	$108,779
Matsumotokiyoshi Holdings Co Ltd	1,400	55,321
Mitsubishi Electric Corp	7,400	112,934
Otsuka Holdings Co Ltd	1,900	81,149
Sekisui Chemical Co Ltd	2,000	36,082
Sundrug Co Ltd	2,800	111,215
Toyota Industries Corp	800	62,799
Total Japan		568,279

NETHERLANDS — 2.7%
Unilever NV	2,004	116,505
Total Netherlands		116,505

SINGAPORE — 0.8%
Singapore Telecommunications Ltd	18,900	33,512
Total Singapore		33,512

SPAIN — 1.6%
Naturgy Energy Group SA	2,689	69,512
Total Spain		69,512

TAIWAN — 2.0%
Taiwan Semiconductor Manufacturing Co Ltd	4,000	83,344
Total Taiwan		83,344

UNITED KINGDOM — 7.9%
GlaxoSmithKline PLC	5,884	109,058
Kingfisher PLC *	17,248	65,406
Lloyds Banking Group PLC *	209,001	94,082
SSE PLC	3,223	65,422
Total United Kingdom		333,968

Gallery Trust
Mondrian Global Equity Value Fund
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
UNITED STATES — 44.8%
Communication Services — 1.9%
Alphabet Class A *	44	$80,404

Consumer Staples — 4.7%
Colgate-Palmolive	1,171	91,338
PepsiCo Inc	810	110,622
		201,960
Energy — 1.4%
Exxon Mobil Corp	1,349	60,489

Financials — 7.2%
New York Community Bancorp	8,171	85,469
S&P Global Inc	212	67,204
Synchrony Financial	1,545	51,989
Wells Fargo & Co	3,460	103,38
		308,047
Health Care — 10.7%
AbbVie Inc	359	36,790
Centene Corp *	1,782	107,456
HCA Healthcare	490	79,615
Johnson & Johnson	808	131,809
Waters Corp *	372	98,457
		454,127
Industrials — 3.9%
L3Harris Technologies	485	83,182
Stericycle Inc *	1,253	82,046
		165,228
Information Technology — 9.5%
Cisco Systems Inc	2,479	110,514
Maximus Inc	1,404	105,385

Gallery Trust
Mondrian Global Equity Value Fund
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
UNITED STATES (continued)
Information Technology (continued)
Microsoft Corp	495	$114,820
Visa Inc Class A	369	71,309
		402,028
Real Estate — 2.7%
American Tower REIT	497	112,998

Utilities — 2.8%
Duke Energy Corp	731	68,714
PPL Corporation	1,781	49,280
Total United States		1,903,275

Total Common Stock
(Cost $3,779,105)		4,036,254

PREFERRED STOCK — 0.9%

SOUTH KOREA — 0.9%
Samsung Electronics Co Ltd**	598	38,978

Total Preferred Stock
(Cost $23,227)		38,978

Total Value of Securities — 95.8%
(Cost $3,802,332)		$4,075,232

Percentages are based on Net Assets of $4,252,799.

*	Non-income producing security.
**	There is currently no rate available.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Ltd. — Limited

Gallery Trust
Mondrian Global Equity Value Fund
January 31, 2021 (Unaudited)

PLC — Public Limited Company
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stock	$2,011,841		$2,024,413	$—	$4,036,254
Preferred Stock	—		38,978	—	38,978
Total Investments in Securities	$2,011,841	\$	2,063,391	$—	$4,075,232

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON-QH-001-1000